REVENUE	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
REVENUE
REVENUE

ACCOUNTING POLICY
Revenue recognition
We recognize revenue when we can estimate its amount, have delivered on our obligations within the revenue-generating arrangements, and are reasonably assured that we can collect it. Revenue is recognized net of discounts.

Source of revenue	How we recognize revenue
Monthly subscriber fees for: ● wireless airtime and data services; ● cable, telephony, and Internet services; ● network services; ● media subscriptions; and ● rental of equipment	●	As the service is provided
Revenue from roaming, long distance, pay per use, and other optional or non-subscription services and other sales of products	●	As the service is provided or product is delivered
Revenue from the sale of wireless and cable equipment	●	When the equipment is delivered and accepted by the independent dealer or subscriber in a direct sales channel
Equipment subsidies related to providing equipment to new and existing subscribers	●	Equipment subsidies are recognized as a reduction of equipment revenue when the equipment is activated
Activation fees charged to subscribers in Wireless	●	As part of service revenue upon activation
	●	These fees do not meet the criteria as a separate unit of accounting
Advertising revenue	●	When the advertising airs on our radio or television stations, is featured in our publications, or displayed on our digital properties
Monthly subscription revenue received by television stations for subscriptions from cable and satellite providers	●	When the services are delivered to cable and satellite providers' subscribers
Toronto Blue Jays revenue from home game admission and concessions	●	When the related games are played during the baseball season and when goods are sold
Toronto Blue Jays revenue from Major League Baseball, including fund redistribution and other distributions	●	When the amount can be determined
Revenue from Toronto Blue Jays, radio, and television broadcast agreements	●	At the time the related games are aired
Revenue from sublicensing of program rights	●	Over the course of the applicable season
Rewards granted to customers through customer loyalty programs, which are considered a separately identifiable component of the sales transactions	●	Estimate the portion of the original sales transaction to allocate to the reward credit based on the fair value of the reward credit that can be obtained when the credit is redeemed
	●	Defer the allocated amount as a liability until the rewards are redeemed by the customer and we provide the goods or services
Interest income on credit card receivables	●	As it is earned (i.e. upon the passage of time) using the effective interest method

Multiple deliverable arrangements
We offer some products and services as part of multiple deliverable arrangements. We recognize these as follows:

•
divide the products and services into separate units of accounting, as long as the delivered elements have stand-alone value to customers and we can determine the fair value of any undelivered elements objectively and reliably; then

•
measure and allocate the arrangement consideration among the accounting units based on their relative fair values and recognize revenue related to each unit when the relevant criteria are met for each unit individually; however

•
when an amount allocated to a delivered item is contingent upon the delivery of additional items or meeting specified performance conditions, the amount allocated to the delivered item is limited to the non-contingent amount, as applicable.

Unearned revenue
We recognize payments we receive in advance of providing goods and services as unearned revenue. Advance payments include subscriber deposits, cable installation fees, ticket deposits related to Toronto Blue Jays ticket sales, and amounts subscribers pay for services and subscriptions that will be provided in future periods.

EXPLANATORY INFORMATION

	Years ended December 31
(In millions of dollars)	2017	2016

Wireless:
Service revenue	7,775	7,258
Equipment revenue	568	658

Total Wireless	8,343	7,916

Cable:
Internet	1,606	1,495
Television	1,501	1,562
Phone	353	386
Service revenue	3,460	3,443
Equipment revenue	6	6

Total Cable	3,466	3,449

Business Solutions:
Next generation	322	307
Legacy	58	71
Service revenue	380	378
Equipment revenue	7	6

Total Business Solutions	387	384

Media:
Advertising	838	870
Subscription	511	474
Retail	352	325
Other	452	477

Total Media	2,153	2,146

Corporate items and intercompany eliminations	(206)	(193)

Total revenue	14,143	13,702